Investment Securities	12 Months Ended
Mar. 31, 2014
Investment Securities

(7) Investment Securities

Marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

	Yen (Millions)
	2014
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥2,055	1,244	27	3,272

Equity securities consist primarily of stocks issued by Japanese listed companies.

Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sales securities for the year ended March 31, 2012 were ¥10,717 million and ¥19 million. Gross realized losses on the sale of available-for-sale securities for the year ended March 31, 2012 were insignificant. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2013 were ¥425 million and ¥388 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2013. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2014 were ¥2,482 million and ¥1,396 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2014.

For the years ended March 31, 2012 and 2013, Advantest recognized impairment losses of ¥1,259 million and ¥388 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value. There were no impairment losses on available-for-sale securities, which were not considered other-than-temporarily impaired for the year ended March 31, 2014.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014, were as follows:

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1

	Yen (Millions)
	2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥289	27	—	—

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥468 million and ¥469 million at March 31, 2013 and 2014, respectively. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥460 million and ¥469 million at March 31, 2013 and 2014, respectively, since it was not practicable to estimate the fair value of the investments due to the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2012 and 2013, non-marketable equity securities with a purchase cost of ¥1,395 million and ¥20 million were written down to their estimated fair values of ¥400 million and ¥8 million, resulting in other-than-temporary impairment charges of ¥995 million and ¥12 million, respectively, which were included in impairment losses on investment securities in the accompanying consolidated statements of operations. No impairment indicators were recognized and, accordingly, no impairment losses were recorded on non-marketable equity securities for the year ended March 31, 2014.